PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.9%
Asset-Backed Securities 2.1%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.006%(c)	07/15/30	7,048	$7,051,260
Battalion CLO Ltd. (Cayman Islands), Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.618(c)	07/15/31	15,080	15,117,785
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.531(c)	10/20/30	1,406	1,404,161
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	5.594(c)	07/27/31	904	904,893
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.546(c)	10/15/32	7,493	7,500,719
OFSI BSL Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.446(c)	07/15/31	13,791	13,801,166
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.583(c)	10/26/31	8,423	8,441,394
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	5.959(c)	01/20/35	30,000	30,000,000
Voya CLO Ltd. (Cayman Islands), Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.422(c)	10/20/31	17,714	17,738,977

Total Asset-Backed Securities (cost $101,785,718)				101,960,355
Corporate Bonds 80.6%
Advertising 0.8%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.125	08/15/27	27,415	26,850,991
Sr. Sec’d. Notes, 144A	9.000	09/15/28	10,500	11,027,113
				37,878,104

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense 1.8%
Boeing Co. (The), Sr. Unsec’d. Notes	2.196%	02/04/26	10,000	$9,820,963
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	26,567	26,500,583
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	7,464	7,464,000
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	2,995	3,092,338
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	4,857	4,863,071
TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	568	549,666
Gtd. Notes	5.500	11/15/27	21,341	21,336,043
Sr. Sec’d. Notes, 144A	6.375	03/01/29	8,910	9,054,818
Sr. Sec’d. Notes, 144A	6.750	08/15/28	4,750	4,828,439
				87,509,921
Airlines 1.4%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	2,925	2,955,060
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.500	04/20/26	12,944	12,927,654
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	800	784,856
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	21,132	20,894,158
Sr. Sec’d. Notes, 144A	4.625	04/15/29	12,400	11,775,257
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	13,033	12,739,758
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	6,297	6,199,725
				68,276,468
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	7,000	6,456,127
William Carter Co. (The), Gtd. Notes, 144A(a)	5.625	03/15/27	10,326	10,257,897
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	1,465	1,281,965
				17,995,989

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.700%	08/10/26	13,425	$12,977,195
New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	1,515	1,554,769
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	10,375	6,668,532
				21,200,496
Auto Parts & Equipment 1.8%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	5,541	5,653,538
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.500	04/01/27	5,040	5,014,268
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	21,425	21,518,841
Sr. Sec’d. Notes, 144A(a)	6.250	05/15/26	3,132	3,132,000
Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	507,500
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	7,525	7,480,076
Sr. Unsec’d. Notes	5.625	06/15/28	7,375	7,356,961

Phinia, Inc., Sr. Sec’d. Notes, 144A(a)	6.750	04/15/29	4,450	4,554,805
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	32,372	31,881,949
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	2,300	2,252,657
				89,352,595
Banks 1.1%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A(x)	6.625	01/15/27	16,050	16,014,439
Sr. Unsec’d. Notes, 144A(x)	7.625	05/01/26	21,823	21,789,743
Sr. Unsec’d. Notes, 144A(x)	12.000	10/01/28	2,950	3,168,277

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes(a)	7.250	03/13/28	13,700	14,324,172
				55,296,631
Building Materials 1.5%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	1,490	1,445,854

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Griffon Corp., Gtd. Notes	5.750%	03/01/28	6,375	$6,333,195
JELD-WEN, Inc., Gtd. Notes, 144A(a)	4.875	12/15/27	11,045	9,664,551
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32	7,470	7,588,609
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	3,555	3,511,794
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	5,600	5,503,374
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	38,960	38,677,355
				72,724,732
Chemicals 1.6%
Celanese US Holdings LLC,
Gtd. Notes	6.415	07/15/27	2,040	2,089,150
Gtd. Notes	6.850	11/15/28	4,550	4,712,329

Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^	10.000	05/07/29	3,268	2,672,576
Hercules LLC, Jr. Sub. Notes	6.500	06/30/29	2,005	2,010,394
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	9,311	8,777,248
Sr. Sec’d. Notes, 144A	7.125	10/01/27	22,064	22,421,971
Sr. Sec’d. Notes, 144A	9.750	11/15/28	14,100	14,778,932
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	3,650	3,383,686

SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	18,392	17,598,845
				78,445,131
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A(a)	9.250	10/01/29	6,300	4,630,500
Commercial Services 3.7%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	4,078	4,049,976

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	9.750%	07/15/27	10,774	$10,860,625
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	12,416	11,855,914
Sr. Sec’d. Notes, 144A	4.625	06/01/28	5,525	5,276,375

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	5,745	5,055,779
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	3,220	2,962,241
Gtd. Notes, 144A	4.625	10/01/27	36,219	35,050,184
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	1,020	976,472
Gtd. Notes, 144A	5.750	07/15/27	6,575	6,488,941
Gtd. Notes, 144A(a)	5.750	07/15/27	13,920	13,738,008

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	10/15/29	2,165	2,170,629
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	661	652,224
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(a)	4.875	07/01/29	1,700	1,572,205
Sr. Sec’d. Notes, 144A	3.875	07/01/28	11,960	11,402,991

DCLI Bidco LLC, Second Mortgage, 144A(a)	7.750	11/15/29	6,275	6,313,847
Herc Holdings Escrow, Inc., Sr. Unsec’d. Notes, 144A	7.000	06/15/30	9,625	9,917,146
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	5.500	07/15/27	18,141	18,003,343
Gtd. Notes, 144A(a)	6.625	06/15/29	4,385	4,441,398
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	2,485	2,189,085
Sr. Sec’d. Notes, 144A(a)	12.625	07/15/29	3,100	3,157,966

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	8,193	7,795,762
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	8,450	7,964,228
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	1,075	1,063,203
Sec’d. Notes(a)	3.875	11/15/27	1,858	1,816,972

VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	775	822,768

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.625%	06/15/29	2,120	$2,164,770
Sr. Sec’d. Notes, 144A(a)	6.625	04/15/30	2,100	2,152,386
				179,915,438
Computers 0.8%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	4,940	5,108,610
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	11,006	12,017,610
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	18,655	18,379,511
Gtd. Notes, 144A	5.125	04/15/29	1,577	1,538,210
				37,043,941
Distribution/Wholesale 0.6%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	26,049	26,301,415
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A(a)	8.000	06/01/29	1,615	1,552,667
				27,854,082
Diversified Financial Services 5.7%
Azorra Finance Ltd., Gtd. Notes, 144A	7.750	04/15/30	4,365	4,393,853
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	8,110	8,635,432
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A(a)(x)	8.375	04/01/32	1,110	1,099,778
Sr. Unsec’d. Notes, 144A(x)	9.250	02/01/29	9,035	9,313,750
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	14,105	14,457,625
Sr. Unsec’d. Notes, 144A(a)	7.750	05/15/26	5,075	5,106,719
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	9,175	9,610,812
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	6.875	05/15/30	2,040	2,009,400
Gtd. Notes, 144A	9.250	12/01/28	5,834	6,111,115
Sr. Unsec’d. Notes, 144A(a)	7.375	10/01/30	2,940	2,936,325
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	5,865	5,901,187

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Sec’d. Notes, 144A	6.625%	10/15/31	4,200	$4,163,381
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	2,950	2,403,689
Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	6.400	03/26/29	7,100	7,337,457
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	2,500	2,501,440
Gtd. Notes, 144A	5.500	08/15/28	20,195	20,160,697
Gtd. Notes, 144A	6.000	01/15/27	8,175	8,183,196
Gtd. Notes, 144A	6.500	08/01/29	4,145	4,223,487
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	12,240	11,950,028
Sr. Unsec’d. Notes(a)	5.000	03/15/27	4,523	4,468,013
Sr. Unsec’d. Notes(a)	6.750	06/25/25	5,150	5,150,366
Sr. Unsec’d. Notes	6.750	06/15/26	2,400	2,428,748
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	4,195	4,065,713
Gtd. Notes	3.875	09/15/28	11,633	10,928,283
Gtd. Notes(a)	4.000	09/15/30	4,075	3,668,054
Gtd. Notes	5.375	11/15/29	7,250	7,025,436
Gtd. Notes(a)	6.625	01/15/28	6,036	6,146,167
Gtd. Notes	6.625	05/15/29	3,950	3,994,421
Gtd. Notes	6.750	03/15/32	8,400	8,347,894
Gtd. Notes	7.125	03/15/26	17,838	18,089,112
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	15,600	14,830,468
Gtd. Notes, 144A	7.875	12/15/29	617	650,491

PHH Escrow Issuer LLC/PHH Corp., Sr. Unsec’d. Notes, 144A	9.875	11/01/29	3,925	3,856,665
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	12,050	12,159,452
Gtd. Notes, 144A(a)	8.875	01/31/30	4,568	4,682,743
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	20,819	20,160,723
Gtd. Notes, 144A	3.625	03/01/29	6,350	5,924,006

SLM Corp., Sr. Unsec’d. Notes(a)(x)	6.500	01/31/30	1,820	1,882,778
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	04/15/29	1,260	1,208,673
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	897	884,268

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

UWM Holdings LLC, Gtd. Notes, 144A	6.625%	02/01/30	3,455	$3,387,297
				274,439,142
Electric 3.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	20,585	20,196,562
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	250	242,340
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	20,920	20,740,037
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	12,099	12,137,089
Gtd. Notes, 144A	5.250	06/15/29	24,775	24,481,121

PG&E Corp., Sr. Sec’d. Notes	5.000	07/01/28	2,275	2,221,029
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	19,490	18,845,672
Gtd. Notes, 144A	5.000	07/31/27	39,591	39,492,051
Gtd. Notes, 144A	5.500	09/01/26	7,892	7,897,018
Gtd. Notes, 144A	5.625	02/15/27	9,800	9,798,184
				156,051,103
Electrical Components & Equipment 0.6%
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29	688	646,072
Gtd. Notes, 144A	4.750	06/15/28	3,328	3,209,925
Gtd. Notes, 144A(a)	6.500	12/31/27	16,843	16,913,451
WESCO Distribution, Inc.,
Gtd. Notes, 144A(a)	6.375	03/15/29	2,790	2,848,669
Gtd. Notes, 144A	7.250	06/15/28	4,602	4,658,277
				28,276,394
Electronics 0.1%
Sensata Technologies BV, Gtd. Notes, 144A	4.000	04/15/29	5,600	5,238,240
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27	3,185	3,179,420

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 2.7%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625%	10/15/29	28,490	$26,604,970
Sr. Sec’d. Notes, 144A	7.000	02/15/30	13,950	14,305,800

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	23,044	23,049,818
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29	860	842,800
Sr. Sec’d. Notes, 144A	6.250	01/15/27	4,000	4,030,000
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	9,700	9,239,681
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	6,575	6,227,984

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	9,503	9,119,737
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	250	224,018
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	21,783	21,495,234

Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	9,590	9,901,168
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	5.125	10/01/29	4,575	4,465,810
				129,507,020
Environmental Control 0.7%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	4,975	4,782,219
Gtd. Notes, 144A(a)	4.375	08/15/29	10,471	10,048,704
Gtd. Notes, 144A	4.750	06/15/29	4,500	4,376,250
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30	1,365	1,273,172
Gtd. Notes, 144A	4.875	12/01/29	12,356	11,697,827
				32,178,172
Foods 1.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	4.625	01/15/27	17,200	17,031,210
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	23,876	20,917,238
Sr. Sec’d. Notes, 144A	8.000	09/15/28	9,605	9,061,662

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes	8.125%	05/14/30	GBP	6,950	$8,661,776
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		4,425	4,174,580
Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29		10,010	9,883,725
					69,730,191
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		4,429	4,327,700
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		2,780	2,808,010
					7,135,710
Healthcare-Products 1.5%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		59,730	56,325,776
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	6.250	04/01/29		14,860	15,125,294
					71,451,070
Healthcare-Services 1.7%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		31,190	29,173,466
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29		3,775	3,558,611
Sr. Sec’d. Notes, 144A	8.375	02/15/32		2,170	2,285,034
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30		3,370	2,696,087
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30		1,760	1,726,525

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29		15,045	15,280,453
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		10,700	10,276,591
Sr. Sec’d. Notes	4.375	01/15/30		19,675	18,801,760
					83,798,527

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 4.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	4.625%	08/01/29	20,982	$19,901,454
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,000	938,196
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	3,260	3,269,745
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	20,212	19,986,301
Gtd. Notes(a)	7.250	10/15/29	6,417	6,343,856
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	4,600	4,002,000
Gtd. Notes, 144A	6.250	09/15/27	27,089	26,614,943

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	7,870	7,879,838
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	11,400	11,218,528
KB Home, Gtd. Notes	4.800	11/15/29	735	714,510
Landsea Homes Corp., Gtd. Notes, 144A(a)	8.875	04/01/29	12,915	13,466,837
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	8,350	8,227,306
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	33,644	33,307,560
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/29	3,975	4,108,849
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes(a)	4.750	02/15/28	8,075	7,901,373
Sr. Unsec’d. Notes(a)	4.750	04/01/29	4,100	3,926,678

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	9,311	9,745,723
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	8,769	8,817,845
Gtd. Notes, 144A	5.875	06/15/27	6,681	6,737,113
Gtd. Notes, 144A	6.625	07/15/27	1,450	1,432,338
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	21,693	21,465,562
Gtd. Notes	5.700	06/15/28	2,143	2,136,453
				222,143,008

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250%	03/15/29	11,123	$9,811,777
Housewares 0.3%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	7,615	7,168,495
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	3,180	3,292,107

Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	2,400	2,161,870
				12,622,472
Insurance 0.5%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	2,585	2,665,479
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	9,711	10,044,990
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	3,220	3,364,863
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	3,000	3,043,139
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	4,150	3,972,289

AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	1,900	1,897,928
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	1,200	1,180,518
				26,169,206
Internet 0.7%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	13,680	13,129,975
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	193,047

Cogent Communications Group LLC, Sr. Sec’d. Notes, 144A	3.500	05/01/26	1,150	1,140,706
Gen Digital, Inc., Gtd. Notes, 144A	6.750	09/30/27	4,525	4,601,008
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	15,010	14,924,618
				33,989,354

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.9%
ATI, Inc., Sr. Unsec’d. Notes(a)	7.250%	08/15/30	1,761	$1,845,073
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	10,701	10,795,155
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	6.750	04/15/30	6,525	5,855,245
Gtd. Notes, 144A	6.875	11/01/29	4,985	4,634,382
Gtd. Notes, 144A(a)	7.000	03/15/32	1,495	1,291,363
Gtd. Notes, 144A(a)	7.500	09/15/31	1,465	1,316,569
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	8.125	05/01/27	5,070	5,076,439
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	9,683	9,883,922
Sr. Unsec’d. Notes, 144A, MTN(a)	8.000	11/01/27	4,783	4,759,085
				45,457,233
Leisure Time 4.7%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	35,725	35,788,590
Gtd. Notes, 144A(a)	5.750	03/15/30	5,375	5,368,227
Gtd. Notes, 144A(a)	6.000	05/01/29	3,630	3,639,474
Sr. Sec’d. Notes, 144A	4.000	08/01/28	15,173	14,702,246

Life Time, Inc., Sr. Sec’d. Notes, 144A	6.000	11/15/31	3,365	3,375,125
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	6,475	6,677,248
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	20,525	20,470,601
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	6,653	6,628,384
Sr. Sec’d. Notes, 144A	5.875	02/15/27	8,816	8,804,980
Sr. Sec’d. Notes, 144A	8.125	01/15/29	9,450	9,913,995
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	9,715	9,593,392
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	5,840	5,818,100
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	8,875	9,328,779
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	11,894	11,858,318
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	20,740	20,690,224
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	3,665	3,608,193
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	19,560	19,549,829
Sr. Unsec’d. Notes, 144A(a)	7.000	02/15/29	17,775	17,889,649

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625%	02/15/29	4,000	$3,941,920
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	11,350	11,165,562
				228,812,836
Lodging 2.1%
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	1,725	1,699,263
Gtd. Notes, 144A(a)	4.750	06/15/31	2,375	2,226,872

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.875	04/01/29	4,320	4,365,705
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	13,602	13,552,548
Gtd. Notes(a)	4.750	10/15/28	13,589	13,291,616
Gtd. Notes	5.500	04/15/27	22,250	22,282,877
Gtd. Notes	6.125	09/15/29	4,000	4,016,242

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	6,325	6,136,734
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.250	05/15/27	10,800	10,750,004
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	17,000	16,686,562
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	4,962	4,775,925
				99,784,348
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	2,000	1,930,138
Vertiv Group Corp., Sr. Sec’d. Notes, 144A(a)	4.125	11/15/28	2,005	1,942,165
				3,872,303
Machinery-Diversified 0.7%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	9,365	9,636,705
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A(a)	5.250	07/15/27	26,957	26,701,987
				36,338,692

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	1,725	$1,691,486
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	34,254	33,912,694
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	28,951	28,923,439
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	131,274
Gtd. Notes, 144A	4.125	12/01/30	200	137,435
Gtd. Notes, 144A	5.375	02/01/28	4,950	4,508,469
Gtd. Notes, 144A	5.500	04/15/27	5,071	4,803,576
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	92,413
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	1,238	956,815
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)	950	622,574
Gtd. Notes	7.375	07/01/28	725	495,089
Gtd. Notes	7.750	07/01/26	33,600	28,901,491

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	10,500	10,827,372
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	24,349	20,875,735
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	2,000	1,319,747

Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	450	450,449
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	12,490	12,492,928
Sr. Sec’d. Notes, 144A	8.000	08/15/28	16,915	16,927,134

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.500	05/15/29	14,425	13,992,250
				182,062,370
Mining 1.9%
Arsenal AIC Parent LLC, Sr. Sec’d. Notes, 144A(a)	8.000	10/01/30	1,750	1,837,395
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,550	1,527,525
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	9,601	9,482,908
Sec’d. Notes, 144A	9.375	03/01/29	5,015	5,265,750

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	4,975	5,001,163
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	24,015	23,816,396

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	04/01/32	845	$864,215
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	25,674	25,183,133
Gtd. Notes, 144A	4.750	01/30/30	12,710	12,074,406
Gtd. Notes, 144A(a)	6.875	01/30/30	3,625	3,738,112

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	1,545	1,583,625
				90,374,628
Miscellaneous Manufacturing 0.2%
Axon Enterprise, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/15/30	3,520	3,588,703
Trinity Industries, Inc., Gtd. Notes, 144A(a)	7.750	07/15/28	6,635	6,896,942
				10,485,645
Oil & Gas 4.7%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	3,580	3,668,636
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	10,985	13,731
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	9,709	11,654,649
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	17,658	17,924,851

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A(a)	6.375	06/15/26	10,350	10,343,550
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	8,630	8,693,966
Gtd. Notes, 144A	8.625	11/01/30	3,850	3,801,681

Comstock Resources, Inc., Gtd. Notes, 144A	5.875	01/15/30	5,300	5,030,967
Crescent Energy Finance LLC, Gtd. Notes, 144A(a)	9.250	02/15/28	8,485	8,761,515
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A(a)	8.500	10/01/30	4,725	4,730,906
EQT Corp., Sr. Unsec’d. Notes, 144A	7.500	06/01/27	11,784	11,999,589

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Expand Energy Corp., Gtd. Notes	5.375%	03/15/30		4,030	$4,009,726
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		10,303	9,849,330
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		2,750	2,610,541
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,633	4,581,394
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		525	523,272

Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28		70	58,013
Nabors Industries, Inc., Gtd. Notes, 144A(a)	7.375	05/15/27		15,906	15,266,723
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030	09/30/29		1,459	1,437,568
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.030	09/30/29		1,751	1,725,081
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.076	09/30/29		1,459	1,437,567

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30		5,950	5,945,352
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	4.500	10/01/29		9,550	9,020,548
Gtd. Notes, 144A	5.875	07/15/27		19,798	19,699,010

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		5,480	5,586,460
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125	01/15/26		2,154	2,143,230
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	9,360	10,973,216
SM Energy Co., Sr. Unsec’d. Notes, 144A(a)	6.750	08/01/29		2,350	2,307,178
Sunoco LP, Gtd. Notes, 144A	7.000	05/01/29		3,410	3,522,661
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		750	717,664
Gtd. Notes	4.500	04/30/30		1,300	1,227,029
Gtd. Notes	5.875	03/15/28		1,490	1,485,413
Gtd. Notes	6.000	04/15/27		6,575	6,566,255
Gtd. Notes, 144A	7.000	09/15/28		10,125	10,404,378
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		14,705	13,211,413
Gtd. Notes, 144A	8.500	05/15/31		3,530	3,018,150

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Transocean, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A(a)	8.750%	02/15/30		1,976	$1,998,526

Valaris Ltd., Sec’d. Notes, 144A(a)	8.375	04/30/30		2,200	2,201,575
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30		650	573,564
					228,724,878
Packaging & Containers 2.8%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(x)	6.500	06/30/27		3,316	116,060
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes(x)	2.125	08/15/26	EUR	4,750	4,930,042
Sr. Sec’d. Notes, 144A(x)	4.125	08/15/26		7,453	6,772,914

Ball Corp., Gtd. Notes	6.000	06/15/29		8,855	9,031,131
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		8,710	8,901,789
Sr. Sec’d. Notes, 144A	6.750	04/15/32		3,350	3,386,970
Sr. Sec’d. Notes, 144A	6.875	01/15/30		700	710,290

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		4,520	4,435,059
Graphic Packaging International LLC, Gtd. Notes, 144A(a)	3.500	03/15/28		3,550	3,371,565
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28		21,582	21,593,870
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		10,900	9,311,198
Sr. Sec’d. Notes, 144A	8.625	10/01/31		2,645	2,190,490
Sr. Sec’d. Notes, 144A	9.500	11/01/28		2,075	1,875,602
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		14,710	13,973,245

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27		15,865	16,018,390
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A(a)	6.125	02/01/28		1,275	1,288,542

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A	9.500%	05/15/30	4,925	$4,895,056
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	19,970	20,880,390
				133,682,603
Pharmaceuticals 1.6%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	8,765	8,677,350
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	2,525	2,333,376
Gtd. Notes, 144A	6.125	08/01/28	22,891	22,642,838
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	2,150	1,677,000
Gtd. Notes, 144A	5.000	02/15/29	330	211,200
Gtd. Notes, 144A	5.250	01/30/30	660	379,500
Gtd. Notes, 144A	5.250	02/15/31	630	333,900
Gtd. Notes, 144A	6.250	02/15/29	165	109,725
Gtd. Notes, 144A	7.000	01/15/28	3,468	2,826,420
Sr. Sec’d. Notes, 144A	4.875	06/01/28	6,734	5,496,627
Sr. Sec’d. Notes, 144A	11.000	09/30/28	13,683	13,075,312
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A(a)	4.125	04/30/28	12,608	11,842,951
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	3,875	3,257,483

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	4,906	4,907,261
				77,770,943
Pipelines 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,229,860
Gtd. Notes, 144A	5.750	01/15/28	3,624	3,613,605

Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	2,990	3,088,986
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	6,397	6,405,981
Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	1,775	1,858,538

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800%	05/15/30		8,795	$8,297,139
Sr. Unsec’d. Notes, 144A	4.950	07/15/29		2,525	2,439,395
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		3,765	3,739,591
Gtd. Notes, 144A	6.000	03/01/27		9,092	9,085,502
Sr. Unsec’d. Notes, 144A	7.375	02/15/29		2,670	2,715,295
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		16,445	15,567,186
Sr. Sec’d. Notes, 144A(a)	7.000	01/15/30		5,445	5,426,896
Sr. Sec’d. Notes, 144A	9.500	02/01/29		24,176	25,803,878
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32		7,555	8,048,197
					99,320,049
Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(c)(cc)	01/15/28		18,673	19,046,766
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30		550	584,444
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,624	3,404,568
Gtd. Notes, 144A	5.375	08/01/28		38,463	37,761,333

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		1,775	1,723,992
					62,521,103
Real Estate Investment Trusts (REITs) 3.2%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		675	557,025
Sr. Unsec’d. Notes	4.750	02/15/28		1,225	1,122,259
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,400	1,449,234
Gtd. Notes	5.000	10/15/27		9,055	7,913,024
Sr. Sec’d. Notes, 144A	8.500	02/15/32		1,925	1,974,281
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		4,040	4,077,232
Sr. Sec’d. Notes, 144A	4.875	05/15/29		8,500	8,041,650
Sr. Sec’d. Notes, 144A	5.875	10/01/28		6,187	6,091,355

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes(a)	4.750%	10/15/27		12,902	$12,746,414
Gtd. Notes, 144A(a)	6.500	04/01/32		3,745	3,799,451
Gtd. Notes, 144A	7.250	07/15/28		425	437,484
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29		2,612	2,427,947
Sr. Unsec’d. Notes(a)	3.875	02/15/27		33,534	32,877,640
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		11,075	10,882,353
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		775	773,730
Sr. Unsec’d. Notes, 144A	6.500	07/01/30		2,350	2,385,437
Sr. Unsec’d. Notes, 144A	6.500	10/15/30		2,555	2,589,607
Sr. Unsec’d. Notes, 144A(a)	7.250	04/01/29		4,625	4,812,415

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28		39,980	42,386,047
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.500	09/01/26		10,120	10,060,851
					157,405,436
Retail 3.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(a)	4.000	10/15/30		11,635	10,700,710
Sec’d. Notes, 144A	4.375	01/15/28		7,025	6,820,502
Sr. Sec’d. Notes, 144A	3.875	01/15/28		6,732	6,515,314
Sr. Sec’d. Notes, 144A(a)	6.125	06/15/29		4,210	4,280,012

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		9,750	8,136,948
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		10,275	9,749,369
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		8,500	9,017,966
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		32,074	32,970,012
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		22,110	23,305,352
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	2,400	3,011,132
Sr. Sec’d. Notes, 144A	12.000	11/30/28		3,300	3,629,571

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750%	01/15/30	11,339	$10,288,172
Sr. Sec’d. Notes, 144A	4.625	01/15/29	3,785	3,549,207

Gap, Inc. (The), Gtd. Notes, 144A(a)	3.625	10/01/29	20,950	19,184,725
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	7,638	7,358,790
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29	9,550	8,999,153
Saks Global Enterprises LLC, Sr. Sec’d. Notes, 144A	11.000	12/15/29	1,300	582,173
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32	9,290	9,440,262
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	4,008	4,001,451
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	3,850	3,771,938
				185,312,759
Semiconductors 0.1%
Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	3,725	3,597,451
Sr. Sec’d. Notes, 144A	4.750	04/15/29	1,900	1,846,175
				5,443,626
Software 1.0%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	14,954	14,865,622
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30	7,425	7,415,989
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	24,250	24,208,835
				46,490,446
Telecommunications 5.0%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	2,425	1,897,563
Sr. Sec’d. Notes, 144A	9.625	07/15/27	2,150	1,881,250

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	9.000%	09/15/29	18,296	$17,404,070
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	181.516(s)	12/31/30	553	55
Sr. Sec’d. Notes, Series 3B14, 144A^	181.519(s)	12/31/30	364	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%	11.250	05/25/27	22,220	22,275,948
Digicel Midco Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28	13,029	12,621,492
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29(d)	3,500	3,519,806
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	1,775	1,793,915
Sec’d. Notes, 144A	6.000	01/15/30	8,608	8,719,578
Sec’d. Notes, 144A	6.750	05/01/29	6,925	7,021,132
Sr. Sec’d. Notes, 144A	5.000	05/01/28	25,737	25,688,144
Sr. Sec’d. Notes, 144A	5.875	10/15/27	41,016	41,116,775

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	31,557	31,951,462
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30	6,850	6,737,318
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	710	584,742
Sec’d. Notes, 144A	4.875	06/15/29	15,855	14,456,664
Sr. Sec’d. Notes, 144A	10.500	04/15/29	19,047	21,468,524
Sr. Sec’d. Notes, 144A	11.000	11/15/29	11,173	12,699,759

Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A(a)	8.250	10/01/31	4,630	4,820,240
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	6,180	6,576,941
				243,235,378
Transportation 0.6%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	6,345	6,516,333
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	7,125	6,706,637

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125%	06/01/31	625	$648,186
Gtd. Notes, 144A(a)	7.125	02/01/32	1,380	1,433,596
Sr. Sec’d. Notes, 144A	6.250	06/01/28	14,875	15,032,222
				30,336,974

Total Corporate Bonds (cost $3,899,489,238)				3,911,277,084
Floating Rate and Other Loans 11.7%
Airlines 0.1%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	8.048(c)	04/01/31	2,675	2,675,000
Auto Parts & Equipment 1.2%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.827(c)	05/06/30	11,427	11,359,973
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.077(c)	01/28/32	8,375	8,343,594
First Brands Group LLC,
2021 First Lien Term Loan, 3 Month SOFR + 5.262%	9.541(c)	03/30/27	20,722	19,970,428
2021 Second Lien Term Loan, 3 Month SOFR + 8.762%	13.041(c)	03/30/28	11,098	9,988,200
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.173(c)	11/17/28	3,730	3,597,458
Term B Loan, 3 Month SOFR + 5.100%	9.411(c)	11/17/28	4,600	4,452,142
				57,711,795
Building Materials 0.1%
Eco Material Technologies, Inc., Initial Term Loan, 6 Month SOFR + 3.250%	7.467(c)	02/12/32	4,038	4,017,810
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	6.577(c)	02/10/32	2,075	2,066,354
				6,084,164
Chemicals 0.9%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term,Loan, 3 Month SOFR + 4.500%	8.833(c)	11/15/30	9,107	8,480,683

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.130%(c)	06/28/28	5,294	$5,057,439
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%^	9.952(c)	12/16/31	12,675	11,977,875
Venator Finance Sarl,
Initial First Out Term Loan, 3 Month SOFR + 2.000%^	6.308(c)	12/31/25	5,337	5,283,508
Term Loan	—(p)	10/12/28	7,609	6,277,196

Venator Materials LLC, First Out Term B Loan, 3 Month SOFR + 10.000%^	15.299(c)	07/16/26	5,366	5,312,468
				42,389,169
Commercial Services 1.0%
Boost Newco Borrower LLC, Term B-2 Loan, 3 Month SOFR + 2.000%	6.299(c)	01/31/31	12,987	12,982,955
Cimpress PLC (Ireland), 2024-2 RefinancingTranche B-1, 1 Month SOFR + 2.500%	6.827(c)	05/17/28	6,932	6,897,494
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 3 Month SOFR + 3.000%	7.333(c)	05/04/28	13,320	13,198,249
MPH Acquisition Holdings LLC,
First Out Term Loan, 3 Month SOFR + 3.750%	8.030(c)	12/31/30	3,473	3,411,756
Second Out Term Loan, 3 Month SOFR + 4.862%	9.141(c)	12/31/30	4,755	4,148,556

TransUnion Intermediate Holdings, Inc., Term B-9 Loan, 1 Month SOFR + 1.750%	6.077(c)	06/24/31	9,626	9,617,622
				50,256,632
Computers 0.9%
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.329(c)	03/01/29	35,016	33,562,416
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.750%	8.030(c)	04/16/29	6,927	6,949,446
NCR Atleos LLC, Term A Loan, 1 Month SOFR + 2.750%^	6.786(c)	10/16/28	2,147	2,120,452
				42,632,314

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Distribution/Wholesale 0.1%
Windsor Holdings III LLC, 2025 Refinanced Term B Loan, 1 Month SOFR + 2.750%	7.075%(c)	08/01/30	4,049	$4,029,973
Electric 0.1%
Calpine Corp.,
2024 Facility Term Loan	6.077(c)	02/15/32	377	376,173
Term B-10	—(p)	01/31/31	1,370	1,367,849

Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.799(c)	07/20/28	1,173	1,155,299
				2,899,321
Electronics 0.1%
Likewize Corp., Closing Date Term Loan, 3 Month SOFR + 5.750%	10.027(c)	08/15/29	4,444	4,266,000
Environmental Control 0.0%
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.819(c)(p)	03/03/32	1,325	1,318,375
Forest Products & Paper 0.1%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.583(c)	11/04/31	4,140	4,007,674
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	8.006(c)	05/16/31	1,072	1,057,300
Holding Companies-Diversified 0.3%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.780(c)	12/19/30	17,505	17,160,553
Insurance 1.7%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.327(c)	11/06/30	20,475	20,321,257
2024 Term B-1 Loan, 1 Month SOFR + 2.750%	7.077(c)	02/13/27	18,567	18,528,421

Assured Partners, Inc., 2024 Term Loan, 1 Month SOFR + 3.500%	7.827(c)	02/14/31	1,625	1,626,778
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.691(c)	12/23/26	8,727	8,717,365

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Insurance (cont’d.)
Asurion LLC, (cont’d.)
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.577%(c)	09/19/30		31,078	$30,705,511
New B-9 Term Loan, 1 Month SOFR + 3.364%	7.691(c)	07/31/27		1,992	1,979,135
					81,878,467
Internet 0.0%
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	7.329(c)	11/30/27		336	335,793
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		581	521,635
					857,428
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	12.500(c)(p)	10/31/29		8,128	11,279,401
Leisure Time 0.2%
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	8.099(c)	01/30/32	EUR	9,350	10,383,490
Media 1.4%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%^	9.256(c)	10/31/27		5,085	4,156,967
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.829(c)	01/18/28		36,350	35,668,260
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.691(c)	09/25/26		19,042	16,699,727
Virgin Media Bristol LLC, Facility Q Advance, 1 Month SOFR + 3.364%	7.693(c)	01/31/29		10,725	10,566,806
					67,091,760

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.799%(c)	04/23/30	1,200	$1,185,000
Initial Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30	17,835	17,611,914
				18,796,914
Oil & Gas 0.0%
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	6.333(c)	02/11/30	2,525	2,515,531
Packaging & Containers 0.6%
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	8.049(c)	09/15/28	28,070	27,122,381
Retail 0.3%
Foundation Building Materials, Inc., 2025 Incremental Term Loan, 2 Month SOFR + 5.250%	9.548(c)	01/29/31	950	894,187
Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.577(c)	01/23/32	6,331	6,259,513
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	8.177(c)	12/17/27	6,879	6,603,610
				13,757,310
Software 0.8%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 3.000%	7.327(c)	02/15/29	11,082	11,023,962
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	7.333(c)	07/30/31	9,916	9,839,133
Dun & Bradstreet Corp. (The), Incremental Term B-2, 1 Month SOFR + 2.250%	6.575(c)	01/18/29	9,341	9,335,989
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.693(c)	07/14/28	10,150	8,906,841
				39,105,925
Telecommunications 1.2%
Connect Finco Sarl (United Kingdom), Amendment No. 1 Term Loan, 1 Month SOFR + 3.500%	7.827(c)	12/11/26	7,042	7,005,033

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.780%(c)	05/25/27	8,063	$8,009,483
Level 3 Financing, Inc., Term B-3 Loan, 1 Month SOFR + 4.250%	8.577(c)	03/27/32	3,625	3,644,031
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.791(c)	04/15/29	10,371	10,263,019
Term B-2 Loan, 1 Month SOFR + 2.464%	6.786(c)	04/15/30	2,360	2,334,434
MLN US HoldCo LLC,
3L Term B Loan^	17.750	10/18/27(d)	4	10
Initial Term Loan^	14.940	10/18/27(d)	244	244
Initial Term Loan (Second Out (First Lien Roll-Up))^	15.200	10/18/27(d)	552	1,380
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	8.940(c)	05/30/30	2,893	2,693,065
Initial Term Loan, 1 Month SOFR + 4.614%	8.941(c)	03/02/29	6,627	6,265,661

Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.850%^	9.177(c)	10/01/31	6,500	6,516,250
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%	9.594(c)	10/24/29	2,327	2,225,828
Second Out Term Loan, 3 Month SOFR + 1.762%^	6.094(c)	10/24/31	9,161	7,122,476
				56,080,914

Total Floating Rate and Other Loans (cost $571,656,356)				565,357,791
Sovereign Bonds 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	57,620
Sr. Unsec’d. Notes, 144A	5.000	07/31/40	125	66,899
Sr. Unsec’d. Notes, 144A	5.500	07/31/35	417	258,710
Sr. Unsec’d. Notes, 144A	6.900	07/31/30	239	185,467

Total Sovereign Bonds (cost $718,723)				568,696
U.S. Treasury Obligations 1.4%
U.S. Treasury Notes(k)	3.500	09/30/26	1,887	1,873,953
U.S. Treasury Notes(k)	4.125	10/31/26	9,165	9,176,456
U.S. Treasury Notes(h)	4.125	01/31/27	6,200	6,215,016
U.S. Treasury Notes(k)	4.125	11/15/27	41,700	41,931,305
U.S. Treasury Notes(k)	4.250	11/30/26	2,580	2,588,969
U.S. Treasury Notes(k)	4.250	12/31/26	3,200	3,212,250

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes(k)	4.875%	05/31/26	4,489	$4,519,511

Total U.S. Treasury Obligations (cost $69,102,264)				69,517,460

	Shares
Affiliated Exchange-Traded Fund 1.0%
PGIM AAA CLO ETF (cost $47,374,565)(wa)		925,000	47,545,000
Common Stocks 1.1%
Chemicals 0.3%
Cornerstone Chemical Co.*^	144,561	1,113,120
TPC Group, Inc.*^	319,092	6,381,840
Venator Materials PLC*^(x)	26,944	5,388,800
		12,883,760
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^(x)	41,315	1,239,450
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock)*(x)	100,126	13,006,688
Interactive Media & Services 0.0%
Diamond Sports Group LLC*	87,655	1,245,402
Oil, Gas & Consumable Fuels 0.4%
Expand Energy Corp.	45,874	5,327,348
Heritage Power LLC*(x)	217,638	12,350,957
Heritage Power LLC*(x)	6,933	393,448
Heritage Power LLC*^(x)	181,423	90,712
		18,162,465
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*	475,786	3,330,502
Intelsat Emergence SA (Luxembourg)*	65,330	2,705,087

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services (cont’d.)
Stonepeak Falcon Holdings, Inc. (Canada)*	768,379	$1,817,735
Stonepeak Falcon Holdings, Inc. (Canada), CVR*^	41,149	4
		7,853,328

Total Common Stocks (cost $74,990,975)		54,391,093
Preferred Stocks 0.0%
Electronic Equipment, Instruments & Components 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	1,125	1,125,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	31,025	361,416

Total Preferred Stocks (cost $1,245,951)		1,486,416

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26 (cost $0)	163,947	43,069

Total Long-Term Investments (cost $4,766,363,790)		4,752,146,964

	Shares
Short-Term Investments 5.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wa)	81,710,129	81,710,129
PGIM Institutional Money Market Fund (7-day effective yield 4.496%) (cost $185,207,332; includes $184,325,343 of cash collateral for securities on loan)(b)(wa)	185,351,495	185,203,213

Total Short-Term Investments (cost $266,917,461)		266,913,342

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.4% (cost $5,033,281,251)		5,019,060,306

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $125,976)	$(15,467)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.4% (cost $5,033,155,275)	5,019,044,839
Liabilities in excess of other assets(z) (3.4)%	(166,517,397)

Net Assets 100.0%	$4,852,527,442

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $107,088,868 and 2.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,663,118; cash collateral of $184,325,343 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%, 6.500%, 06/30/27	10/26/23-12/30/24	$2,069,500	$116,060	0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 2.125%, 08/15/26	04/09/24-12/06/24	4,383,491	4,930,042	0.1
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A, 4.125%, 08/15/26	05/28/20-05/22/25	7,243,836	6,772,914	0.1
Ferrellgas Escrow LLC, 8.956%^, 03/30/31	06/26/24	1,136,250	1,125,000	0.0
Ferrellgas Partners LP (Class B Stock)*	05/06/15-07/26/24	24,582,182	13,006,688	0.3
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 6.625%, 01/15/27	02/01/24-02/05/25	15,596,457	16,014,439	0.3
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 7.625%, 05/01/26	10/14/20-05/16/24	21,669,966	21,789,743	0.5
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	09/14/23-07/09/24	3,063,656	3,168,277	0.1
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A(a), 8.375%, 04/01/32	02/04/25	1,110,000	1,099,778	0.0
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 9.250%, 02/01/29	01/24/24-06/24/24	9,087,113	9,313,750	0.2
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	4,444,497	1,239,450	0.0
Heritage Power LLC*	11/21/23	—	393,448	0.0
Heritage Power LLC*^	11/21/23	90,712	90,712	0.0
Heritage Power LLC*	11/21/23-11/01/24	4,812,545	12,350,957	0.3
SLM Corp., Sr. Unsec’d. Notes(a), 6.500%, 01/31/30	01/29/25	1,815,941	1,882,778	0.0
Venator Materials PLC*^	12/21/23	43,833,355	5,388,800	0.1
Total		$144,939,501	$98,682,836	2.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Unfunded corporate bond commitment outstanding at May 31, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $718,784)^	730	$718,784	$—	$—
Unfunded loan commitment outstanding at May 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $1,800,000)^	1,800	$1,809,000	$9,000	$—
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	06/18/25	$101.00	5.00%(Q)	CDX.NA.HY. 43.V1(Q)	21,720	$(15,467)
(premiums received $125,976)
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
845	2 Year U.S. Treasury Notes	Sep. 2025	$175,284,688	$148,975
32	5 Year Euro-Bobl	Jun. 2025	4,328,880	15,598
7,333	5 Year U.S. Treasury Notes	Sep. 2025	793,338,937	3,639,158
40	20 Year U.S. Treasury Bonds	Sep. 2025	4,511,250	28,426
75	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	8,704,688	140,268
3	Euro Schatz Index	Jun. 2025	365,655	968
				3,973,393
Short Positions:
21	10 Year Euro-Bund	Jun. 2025	3,128,630	27,400
422	10 Year U.S. Treasury Notes	Sep. 2025	46,736,500	(323,086)
				(295,686)
				$3,677,707

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/03/25	BOA	GBP	13,556	$18,293,799	$18,264,979	$—	$(28,820)
Expiring 07/02/25	JPM	GBP	661	892,741	891,044	—	(1,697)
Euro,
Expiring 06/03/25	BNY	EUR	25,430	28,784,233	28,881,324	97,091	—
				$47,970,773	$48,037,347	97,091	(30,517)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/03/25	MSI	GBP	13,556	$18,058,291	$18,264,979	$—	$(206,688)
Expiring 07/02/25	BOA	GBP	13,556	18,296,348	18,267,380	28,968	—
Euro,
Expiring 06/03/25	BNY	EUR	25,430	28,984,952	28,881,323	103,629	—
Expiring 07/02/25	BNY	EUR	25,430	28,838,959	28,934,388	—	(95,429)
				$94,178,550	$94,348,070	132,597	(302,117)
						$229,688	$(332,634)
Credit default swap agreement outstanding at May 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	220,620	3.507%	$7,569,064	$15,848,698	$8,279,634
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at May 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	06/20/25	13,110	$30,004	$—	$30,004
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	06/20/25	70,380	1,210,260	—	1,210,260
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	09/20/25	(7,060)	(67,593)	—	(67,593)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	12/20/25	(4,440)	(46,761)	—	(46,761)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	12/22/25	(10,620)	24,505	—	24,505
					$1,150,415	$—	$1,150,415
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).